TRADE AND OTHER PAYABLES - Textual information (Details) - GBP (£) shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [line Items]
Amount due not yet received	£ 7,194,000	£ 0
Gain or loss of contingent consideration	236,000
Gain of derecognized	£ 352,000
DPN LLC Inc
Trade And Other Payables [line Items]
Variable consideration (in shares)	8.6